Share-based compensation - Disclosure of number and weighted average exercise prices of free ordinary shares (Details) - Free ordinary shares program - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Number of free shares
Outstanding, beginning balance (in shares)	1,368,630	1,487,667
Granted (in shares)	991,643	445,320
Forfeited (in shares)	(265,872)	(14,725)
Exercised (in shares)	(609,382)	(549,632)
Outstanding, ending balance (in shares)	1,485,019	1,368,630